INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets

	GOODWILL	SUPPLY AGREEMENT	LICENSE AGREEMENTS	BRANDS	COMPUTER SOFTWARE	NON-COMPETE AGREEMENT	TOTAL
Cost
Balance, August 31, 2020	$—	$227	$198	$—	$2,041	$—	$2,466
Acquisitions through business combinations (Note 27)	14,321	—	2,100	—	—	585	17,006
Additions	—	—	—	—	538	—	538
Impairment	—	—	—	—	(1,701)	—	(1,701)
Balance, August 31, 2021	$14,321	$227	$2,298	$—	$878	$585	$18,309
Acquisitions through business combinations (Note 27)	27,658	—	7,933	6,258	26	—	41,875
Additions	—	—	—	—	30	—	30
Disposals	—	(227)	—	—	(86)	—	(313)
Balance, August 31, 2022	$41,979	$—	$10,231	$6,258	$848	$585	$59,901

Accumulated amortization
Balance, August 31, 2020	$—	$(227)	$—	$—	$(467)	$—	$(694)
Amortization	—	—	(373)	—	(147)	(49)	(569)
Balance, August 31, 2021	$—	$(227)	$(373)	$—	$(614)	$(49)	$(1,263)
Amortization	—	—	(1,562)	(836)	(131)	(117)	(2,646)
Disposals	—	227	—	—	20	—	247
Balance, August 31, 2022	$—	$—	$(1,935)	$(836)	$(725)	$(166)	$(3,662)

Net book value
August 31, 2021	$14,321	$—	$1,925	$—	$264	$536	$17,046
August 31, 2022	$41,979	$—	$8,296	$5,422	$123	$419	$56,239